Severance and Retirement Plans (Tables)	12 Months Ended
Mar. 31, 2014
Compensation And Retirement Disclosure [Abstract]
Components of Net Periodic Cost

Net periodic cost of certain domestic subsidiaries’ plans for the years ended March 31, 2012, included the following components:

Millions of Yen
2012
Service cost—benefits earned during the year	¥132
Interest cost on projected benefit obligation	15
Expected return on plan assets	(14)
Recognized actuarial loss	20
Settlement loss	292
Loss from special termination benefit	769

Net periodic cost	¥1,214

Weighted Average Assumptions Used to Determine Net Periodic Cost

Weighted-average assumptions used to determine net periodic cost for the years ended March 31, 2012 were as follows:

2012
Weighted-average assumptions:
Discount rate	0.9%
Assumed rate of increase in future compensation levels	1.5%
Expected long-term rate of return on plan assets	2.0%

Fund Financial Information

Therefore, the Company discloses the Fund financial information as of March 31, 2012 and 2013 as these were the most recent dates available.

Pension Funds	EIN/ Pension Plan Number	Pension Protection Act Zone Status		FIP/RP Status Pending/ Implemented		Contributions (Millions of Yen)			Surcharge Imposed		Expiration Date of Agreement
		2013	2014	2013	2014	2012	2013	2014	2013	2014
Kanto IT Software Pension Fund	N/A	N/A	N/A	No	No	781	790	805	No	No	—